Investment Portfolio
(UNAUDITED) | 09.30.2023
CARILLON CHARTWELL SHORT DURATION HIGH YIELD FUND
CORPORATE BONDS - 94.0%	Principal Amount	Value
Domestic - 82.7%
Aerospace & defense - 4.2%
Howmet Aerospace, Inc.,
5.13%, 10/01/24	$1,944,000	$1,917,763
6.88%, 05/01/25	2,411,000	2,420,437
TransDigm, Inc., 144A, 6.25%, 03/15/26	5,760,000	5,659,664
Airlines - 2.2%
American Airlines, Inc./Advantage Loyalty IP Ltd., 144A, 5.50%, 04/20/26	5,353,333	5,228,401
Auto manufacturers - 2.9%
Ford Motor Credit Co. LLC, 5.13%, 06/16/25	7,000,000	6,776,161
Capital markets - 2.1%
StoneX Group, Inc., 144A, 8.63%, 06/15/25	5,000,000	5,037,500
Commercial services - 2.3%
Prime Security Services Borrower LLC/Prime Finance, Inc., 144A, 5.75%, 04/15/26	5,525,000	5,360,180
Consumer finance - 6.5%
Navient Corp., 6.13%, 03/25/24	5,850,000	5,818,739
OneMain Finance Corp.,
6.13%, 03/15/24	1,883,000	1,877,028
6.88%, 03/15/25	2,045,000	2,028,789
SLM Corp.,
3.13%, 11/02/26	3,678,000	3,190,274
4.20%, 10/29/25	2,755,000	2,577,881
Containers & packaging - 2.3%
Ball Corp., 5.25%, 07/01/25	5,440,000	5,335,035
Electrical components & equipment - 2.2%
WESCO Distribution, Inc., 144A, 7.13%, 06/15/25	5,265,000	5,277,431
Equity real estate investment trusts (REITs) - 7.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 144A, 4.50%, 04/01/27	4,700,000	3,916,792
GLP Capital LP/GLP Financing II, Inc.,
5.25%, 06/01/25	1,410,000	1,380,947
5.38%, 04/15/26	4,080,000	3,955,899
HAT Holdings I LLC/HAT Holdings II LLC,
144A, 3.38%, 06/15/26	1,470,000	1,306,585
144A, 6.00%, 04/15/25	900,000	875,739
VICI Properties LP/VICI Note Co., Inc., 144A, 4.25%, 12/01/26	6,170,000	5,748,904
Financial services - 2.1%
NMI Holdings, Inc., 144A, 7.38%, 06/01/25	5,100,000	5,072,875
Food - 2.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A, 3.25%, 03/15/26	6,065,000	5,617,784
Ground transportation - 1.0%
XPO, Inc., 144A, 6.25%, 05/01/25	2,507,000	2,458,289
Health care providers & services - 4.8%
Centene Corp., 4.25%, 12/15/27	5,910,000	5,448,488
Tenet Healthcare Corp., 4.88%, 01/01/26	6,060,000	5,805,660
Hotels, restaurants & leisure - 4.7%
Boyd Gaming Corp., 4.75%, 12/01/27	6,035,000	5,555,735
Travel + Leisure Co.,
6.60%, 10/01/25	2,306,000	2,282,940
144A, 6.63%, 07/31/26	3,350,000	3,259,550
Investment companies - 2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24	6,080,000	5,856,055
Lodging - 2.1%
Hilton Domestic Operating Co., Inc., 144A, 5.38%, 05/01/25	5,055,000	4,966,858
Media - 7.7%
AMC Networks, Inc., 5.00%, 04/01/24	2,488,000	2,453,643
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	5,220,000	5,100,735
Sirius XM Radio, Inc., 144A, 3.13%, 09/01/26	6,495,000	5,788,669
TEGNA, Inc., 144A, 4.75%, 03/15/26	5,020,000	4,756,450
Mortgage real estate investment trusts (REITs) - 2.5%
Starwood Property Trust, Inc.,
144A, 3.63%, 07/15/26	4,362,000	3,868,113
4.75%, 03/15/25	2,140,000	2,046,045
Oil & gas - 2.4%
Sunoco LP/Sunoco Finance Corp.,
5.88%, 03/15/28	2,085,000	2,000,171
6.00%, 04/15/27	3,910,000	3,789,704
Oil, gas & consumable fuels - 4.7%
New Fortress Energy, Inc., 144A, 6.75%, 09/15/25	6,060,000	5,784,912
Western Midstream Operating LP, 3.10%, 02/01/25	5,645,000	5,400,799
Packaging & containers - 2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	6,065,000	5,825,192
Paper & forest products - 2.0%
Clearwater Paper Corp., 144A, 5.38%, 02/01/25	2,500,000	2,425,000
Mercer International, Inc., 5.50%, 01/15/26	2,410,000	2,263,608
Pipeliines - 2.3%
DCP Midstream Operating LP, 5.38%, 07/15/25	5,415,000	5,341,953
Specialized real estate investment trusts (REITs) - 2.4%
SBA Communications Corp., 3.88%, 02/15/27	6,320,000	5,790,862
Specialty retail - 0.3%
Penske Automotive Group, Inc., 3.50%, 09/01/25	750,000	709,715
Technology hardware, storage & peripherals - 2.2%
Western Digital Corp., 4.75%, 02/15/26	5,500,000	5,240,666
Trading companies & distributors - 0.7%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/01/25	1,675,000	1,646,264
Wireless telecommunication services - 1.4%
Sprint LLC, 7.13%, 06/15/24	3,285,000	3,304,983
Total domestic corporate bonds (cost $202,974,397)		195,551,867
Foreign - 11.3%
Commercial services & supplies - 2.4%
GFL Environmental, Inc., 144A, 4.25%, 06/01/25	6,030,000	5,794,831
Diversified financial services - 2.6%
GGAM Finance Ltd., 144A, 7.75%, 05/15/26	3,580,000	3,544,208
Macquarie Airfinance Holdings Ltd., 144A, 8.38%, 05/01/28	2,520,000	2,554,650
Electronics - 2.3%
Sensata Technologies BV, 144A, 5.00%, 10/01/25	5,555,000	5,385,228
Hotels, restaurants & leisure - 2.1%
International Game Technology PLC,
144A, 6.25%, 01/15/27	2,940,000	2,877,705
144A, 6.50%, 02/15/25	2,121,000	2,118,006
Pharmaceuticals - 1.9%
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26	2,230,000	1,987,533
6.00%, 04/15/24	2,515,000	2,502,263
Total foreign corporate bonds (cost $27,314,477)		26,764,424
Total corporate bonds (cost $230,288,874)		222,316,291
Total investment portfolio (cost $230,288,874) - 94.0%		222,316,291
Other assets in excess of liabilities - 6.0%		14,142,420
Total net assets - 100.0%		$236,458,711

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.